Shareholders' equity - Summary of Remeasurement of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revaluation reserve [Line Items]
At January 1	€ (1,820)
Total remeasurement of defined benefit plans	(1,669)	€ (1,820)
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of revaluation reserve [Line Items]
At January 1	(1,820)	(1,532)	€ (1,611)
Remeasurements of defined benefit plans	224	(392)	234
Tax effect	(175)	89	(75)
Net exchange differences	102	16	(86)
Disposal of a business			6
Total remeasurement of defined benefit plans	€ (1,669)	€ (1,820)	€ (1,532)